Transactions with Related Parties (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Cardiff Marine Global Service Agreement (Member) USD ($)	Jun. 30, 2011 Cardiff Marine Global Service Agreement (Member) USD ($)	Jun. 30, 2012 Vivid Services (Member) USD ($)	Jun. 30, 2011 Vivid Services (Member) USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] EUR (€)
Related Party Transaction [Line Items]
Commissions In Connection With Employment Arrangements				1.00%	1.00%
Commission On Purchase And Sale Activities				0.75%	0.75%
Sale And Purchase Fees				$ 0	$ 4,893
Fees related to employment arrangements				2,815	801
Commission on financing related services						0.20%	0.20%
Additional paid-in capital	3,479,055		3,469,924	2,815	5,694	5,802	4,240
Proceeds from Related Party Debt	0	175,500
Number Of Common Shares Of Ocean Rig Previously Owned By Dryships Purchased By Companies Affiliated With Chairman And Chief Executive Officer	2,185,000
Annual Renumeration								1,100	900
Consultancy Services Costs								1,983
Sign On Bonus Cost								1,900	1,500
Repayments of Related Party Debt	$ 0	$ 175,500